Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,074,066,198.40
Previously Paid Amount	0.00
Total Fee Amount	180,443.76
Total Offset Amount	180,443.76
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A